Right-of-use-assets - Summary of amounts recognized in statement of net income loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Depreciation charge of right-of-use assets	€ 11,834	€ 11,706	€ 13,376
Interest on lease liabilities	2,877	2,584	2,613
Expenses relating to short-term leases	1,465	1,187	719
Expenses relating to leases of low-value assets, excluding short-term leases	125	169	122
Covid-19 rent concessions	(635)	(1,515)	(1,799)
Total	€ 15,666	€ 14,131	€ 15,031